Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events
17.	Subsequent Events

On August 24, 2023, the Company closed on the purchase of a land parcel in Lafayette County, AR, near Lewisville. The land was acquired for purchase proceeds of US$692 and the Company plans to use the property as the future location of the second commercial plant.

On August 31, 2023, the Company issued 100,000 common shares upon the exercise of stock options for proceeds of $140.